Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Business Operations
Organization and Business Operations

Note 1 — Organization and Business Operations

SportsMap Tech Acquisition Corp. (the “Company”) is a blank check company incorporated as a Delaware corporation on May 14, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar Business Combination with one or more businesses or entities (the “Business Combination”).

As of September 30, 2023, the Company had not commenced any operations. All activity for the period from May 14, 2021 (inception) through September 30, 2023 relates to the Company’s formation and the initial public offering described below and, subsequent to the initial public offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering (the “IPO”).

The Company’s sponsor is SportsMap, LLC, a limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on October 18, 2021 (the “Effective Date”). On October 21, 2021, the Company consummated the IPO of 11,500,000 units (the “Units” and, with respect to the Common stock included in the Units being offered, the “public shares”) at $10.00 per Unit, including the full exercise of the underwriters’ over-allotment of 1,500,000 units, generating gross proceeds to the Company of $115,000,000, which is discussed in Note 3.

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 675,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor and the representative of the underwriters and/or certain of their designees or affiliates, generating gross proceeds to the Company of $6,750,000, which is described in Note 4.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (less any taxes payable on interest earned) at the time of the signing a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO on October 21, 2021, $117,300,000 ($10.20 per Unit) from the net proceeds of the sale of Units in the IPO and a portion of the proceeds of the sale of the Private Placement Units was deposited into a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and is invested only in U.S. government treasury bills, notes or bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries. Except as set forth below, the proceeds held in the Trust Account will not be released until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2) the Company’s redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination in the required time period; and (3) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption of public shares as described in the IPO or redeem 100% of the public shares if the Company does not complete the initial Business Combination within the required time period or (B) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity.

In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting of stockholders called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, for their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide the Company’s stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval.

The Company has until November 20, 2023 (as extended, or until December 20, 2023 with additional funding of the Trust Account as described below) to complete the initial Business Combination. If the Company is unable to complete the initial Business Combination within such period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of common stock and the board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject (in the case of (ii) and (iii) above) to the Company’s obligations to provide for claims of creditors and the requirements of applicable law.

The initial stockholders have agreed to (i) waive their redemption rights with respect to their private shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their private shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their private shares if the company fail to complete the initial Business Combination within the Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.20 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. The Company has not asked the Sponsor to reserve for such obligations and therefore believes the Sponsor will be unlikely to satisfy its indemnification obligations if it is required to do so.

However, the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

For the three and nine months ended September 30, 2023, the Company withdrew $0 and $103,515,624, respectively, from the Trust Account in connection with redemptions and to pay tax obligations. No amounts were withdrawn for the three and nine months ended September 30, 2022.

On April 14, 2023, the Company held a special meeting of stockholders (the “Meeting”), at which the Company’s stockholders of record voted to approve the amendment of the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate a Business Combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s initial public offering, from April 20, 2023, monthly for up to eight additional months at the election of the Company, ultimately until as late as December 20, 2023 (“Extension”). With this amendment, the Company has agreed to deposit into the Trust Account $0.05 for each outstanding public share for each monthly extension of the date by which the Company must complete its initial Business Combination. Since the Meeting, the Company has deposited $490,484 into the Trust Account to extend the date by which it must consummate a Business Combination or cease operations until November 20, 2023.

In connection with the Extension, 9,865,056 shares of the Company’s common stock were redeemed (the “Redemption”), with 5,184,944 shares of Common Stock remaining outstanding after the Redemption, of which 1,634,944 shares of Common Stock remaining outstanding after the Redemption are shares issued in connection with our IPO (the “Public Shares”). The public stockholders will continue to have the opportunity to redeem all or a portion of their Public Shares upon the completion of an initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount on deposit in the Trust Account as of two business days prior to the vote to approve the consummation of an initial Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding Public Shares.

On October 20, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to December 20, 2023.

Business Combination Agreement

On December 5, 2022, SportsMap Tech Acquisition Corp., a Delaware corporation (“SportsMap”), entered into a Business Combination Agreement, which was amended on June 27, 2023 (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among SportsMap, Infrared Cameras Holdings, Inc., a Delaware corporation (“ICI”), and ICH Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of SportsMap (“Merger Sub”).

The Business Combination

The Business Combination Agreement provides that, on the terms and subject to the conditions of the Business Combination Agreement, Merger Sub will merge with and into ICI (the “Merger”) with ICI surviving the Merger as a wholly-owned subsidiary of SportsMap (the “Surviving Company”).

The Business Combination is expected to close in the fourth quarter of 2023, following the receipt of the required approval of SportsMap’s stockholders and the fulfillment or waiver (if permitted by applicable law) of other customary closing conditions. The closing of the Business Combination is referred to herein as the “Closing”.

Business Combination Consideration

At the effective time of the Merger (the “Effective Time”), in accordance with the terms and subject to the conditions of the Business Combination Agreement:

●	each share of ICI common stock issued and outstanding immediately prior to the Effective Time (other than Dissenting Shares (as defined in the Business Combination Agreement) and shares held immediately prior to the Effective Time by ICI as treasury stock) will be converted into the right to receive such number of shares of SportsMap common stock equal to the Exchange Ratio (as defined below),
●	each option (a “Company Option”) to purchase shares of ICI Class B Common Stock that is outstanding and unexercised immediately prior to the Effective Time, whether vested or unvested, other than any Out-of-the-Money Option (as defined in the Business Combination Agreement) (the “Participating Company Options”), will be converted into an option to purchase a number of shares of SportsMap common stock upon substantially the same terms and conditions (but taking into account any accelerated vesting provided for in ICI’s equity plan or any award agreement by reason of the Business Combination Agreement or the transactions contemplated by the Business Combination Agreement) as are in effect with respect to such Company Option prior to the Effective Time, except that such option shall represent the right to receive a number of shares of
SportsMap common stock equal to the number of shares of Company Class B Common Stock subject to such Company Option prior to the Effective Time multiplied by the Exchange Ratio, and the exercise price per share shall be equal to the exercise price per share of such Company Option prior to the Effective Time multiplied by the Exchange Ratio; and each Out-of-the-Money Option will be cancelled and terminated for no consideration;
●	each share of common stock of Merger Sub issued and outstanding immediately prior to the Effective Time will be converted into one share of common stock of the Surviving Company;
●	each share of ICI common stock held immediately prior to the Effective Time by ICI as treasury stock will be cancelled and extinguished for no consideration; and
●	each dissenting share of ICI Common Stock will not convert in the Merger and will be entitled to rely on such rights as are granted pursuant to Delaware law, subject to certain conditions set forth in the Business Combination Agreement and in accordance with applicable law.

The “Exchange Ratio” will be determined by (i) dividing the Adjusted Equity Value by $10.00, which is the value of one share of Sports Map common stock, and (ii) further dividing the quotient of the calculation in clause (i) by the aggregate number of shares of ICI Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held immediately prior to the Effective Time by ICI as treasury stock) on a fully-diluted basis assuming the exercise of all Participating Company Options, excluding any such shares issuable upon exercise of Out-of-the-Money Options, which will be cancelled at the Effective Time. The “Adjusted Equity Value” will be equal to (a) $100,000,000, less (b) the aggregate amount of ICI’s outstanding indebtedness at the Effective Time, plus (b) the aggregate exercise price that would be paid in respect of Participating Company Options if all Participating Company Options were exercised in full immediately prior to the Effective Time, plus (c) all cash and cash equivalents of ICI as of immediately prior to the Effective Time, plus (d) the aggregate principal amount of any convertible promissory notes entered into by ICI on or after the date of the Business Combination Agreement but prior to the Closing in each case on terms and subject to conditions set forth in the Business Combination Agreement.

Pursuant to the Business Combination Agreement, SportsMap will reserve for issuance 2,400,000 shares of SportsMap common stock (the “Earnout Shares”). The Earnout Shares will be issued pro rata to the holders of ICI common stock if either (a) during the period beginning six months after the closing of the Business Combination and ending on December 31, 2024, the common stock of the post-closing public company (“PubCo”) achieves a market price of $12.50 per share for a specified number of days, or the combined company consummates a transaction in which its stockholders have the right to receive consideration implying a value of at least $12.50 per share, or (b) PubCo achieves revenue of $68.5 million during the fiscal year ending December 31, 2024, subject to certain limitations set forth in the Business Combination Agreement.

In addition, the Business Combination Agreement provides that, if ICI raises additional capital by the issuance of convertible promissory notes on or after the date of the Business Combination Agreement but prior to the Closing, such convertible notes will convert into ICI Class A Common Stock (as defined in the Business Combination Agreement) immediately prior to the Effective Time and will convert in the Merger in the same manner as ICI Common Stock.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination, including, but not limited to, (i) by either SportsMap or ICI if the Business Combination is not consummated by December 20, 2023, (ii) by SportsMap if there is a material breach of the representations, warranties or covenants of ICI, subject to a thirty (30)-day cure period following notice of such breach, and (iii) by ICI upon a material breach of the representations, warranties or covenants of SportsMap, subject to a thirty (30)-day cure period following notice of such breach. If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement, other than customary confidentiality obligations, except in the case of willful breach or fraud.

Contingent Business Combination Fees

As discussed in Note 6, the Company has engaged various parties to assist in the selection and consummation of a Business Combination. These fees for approximately $660,000 in cash and $6,525,000 in stock are not due or payable until the consummation of a Business Combination. At September 30, 2023 and December 31, 2022, none of these amounts are reported in the Company’s unaudited condensed financial statements.

Amendment No. 2 to the Business Combination Agreement

On September 17, 2023, the parties to the Business Combination Agreement entered into Amendment No. 2 to the Business Combination Agreement (the “Amendment”) in anticipation of ICI issuing restricted stock unit awards prior to the closing of the Business Combination, and in order for the Business Combination Agreement to address the treatment of restricted stock units in the Business Combination. Pursuant to the Business Combination Agreement, as amended by the Amendment, the parties agreed that ICI restricted stock units awards would convert into restricted stock unit awards on substantially similar terms covering the Company’s common stock upon consummation of the Business Combination. The Amendment also provides for adjustments to the Participating Fully Diluted Shares Outstanding and the Exchange Ratio (each as defined in the Amendment) for the additional shares underlying the restricted stock units.

Liquidity and Capital Resources

As of September 30, 2023, the Company had $27,900 in its operating bank account and working capital deficit of $2,827,292.

The Company’s liquidity needs through September 30, 2023 were satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the Founder Shares to cover certain offering costs and the loan under an unsecured promissory note from the Sponsor of up to $400,000. The outstanding balance under the promissory note of $323,190 was paid in full and the unsecured promissory note is no longer available to the Company.

After consummation of the IPO on October 21, 2021, the Company had $2,150,000 of private placement proceeds receivable from the Sponsor which was received into the Company’s operating bank account on October 22, 2021. In April and May 2023, the Company secured operational working capital of $1,000,000 through investors within the Sponsor and other third parties (“Promissory Notes”) (see Note 5). In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). As of September 30, 2023, there were no amounts outstanding under any Working Capital Loans.

Going Concern

The Company anticipates that the $27,900 held outside the Trust Account as of September 30, 2023, may not be sufficient to allow the Company to operate for at least 12 months from the issuance of the financial statements, assuming that a Business Combination is not consummated during that time. Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, funds from the Promissory Notes and any additional Working Capital Loans (as defined in Note 5) (see Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company can raise additional capital through Working Capital Loans from the initial shareholders, certain of the Company’s officers, and directors (see Note 5), or through loans from third parties. None of the sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of these unaudited condensed financial statements.

The Company has until November 20, 2023 (as extended) to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by that date, which is less than 12 months from the issuance of these unaudited condensed financial statements. If a Business Combination is not consummated by the required date, there will be a mandatory liquidation and subsequent dissolution. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern,” management has determined that mandatory liquidation, and subsequent dissolution, should the Company be unable to complete a Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of these unaudited condensed financial statements. No adjustments have been made to the carrying amounts of assets and liabilities should the Company be required to liquidate after November 20, 2023.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic, the Russia-Ukraine war, and the Israel-Hamas conflict and has concluded that while it is reasonably possible that the virus and war could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates and dissolves, distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation and dissolution is made are not subject to the excise tax. Although such notice clarifies certain aspects of the excise tax, the interpretation and operation of aspects of the excise tax (including its application and operation with respect to SPACs) remain unclear and such interim operating rules are subject to change.

Because the application of this excise tax is not entirely clear, any redemption or other repurchase effected by the Company, in connection with a Business Combination, extension vote or otherwise, may be subject to this excise tax. Because any such excise tax would be payable by the Company and not by the redeeming holders, it could cause a reduction in the value of the Company’s common stock, cash available with which to effectuate a Business Combination or cash available for distribution in a subsequent liquidation. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination will depend on a number of factors, including (i) the structure of the Business Combination, (ii) the fair market value of the redemptions and repurchases in connection with the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or any other equity issuances within the same taxable year of the Business Combination) and (iv) the content of any subsequent regulations, clarifications, and other guidance issued by the Treasury. Further, the application of the excise tax in respect of distributions pursuant to a liquidation of a publicly traded U.S. corporation is uncertain and has not been addressed by the Treasury in regulations, and it is possible that the proceeds held in the Trust Account could be used to pay any excise tax owed by the Company in the event the Company is unable to complete a Business Combination in the required time and redeem 100% of the remaining common stock in accordance with the Company’s amended and restated certificate of incorporation, in which case the amount that would otherwise be received by the public stockholders in connection with the Company’s liquidation would be reduced.

Note 1 — Organization and Business Operations

SportsMap Tech Acquisition Corp. (the “Company”) is a newly organized, blank check company incorporated as a Delaware corporation on May 14, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from May 14, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering described below and, subsequent to the initial public offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering (the “IPO”). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is SportsMap, LLC, a limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on October 18, 2021 (the “Effective Date”). On October 21, 2021, the Company consummated the IPO of 11,500,000 units (the “Units” and, with respect to the Common stock included in the Units being offered, the “public shares”) at $10.00 per Unit, including the full exercise of the underwriters’ over-allotment of 1,500,000 units, generating gross proceeds to the Company of $115,000,000, which is discussed in Note 3.

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 675,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor and the representative of the underwriters and/or certain of their designees or affiliates, generating gross proceeds to the Company of $6,750,000, which is described in Note 4.

Transaction costs amounted to $2,822,937 consisting of $2,300,000 of underwriting commissions and $522,937 of other offering costs. $2,686,076 was all charged to temporary equity and $136,861 was charged to additional paid-in capital.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (less any taxes payable on interest earned) at the time of the signing a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO on October 21, 2021, $117,300,000 ($10.20 per Unit) from the net proceeds of the sale of Units in the IPO and a portion of the proceeds of the sale of the Private Placement Units was deposited into a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will be invested only in U.S. government treasury bills, notes or bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries. Except as set forth below, the proceeds held in the Trust Account will not be released until the earlier of: (1) the completion of the initial Business Combination within the required time period; (2) the Company’s redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination in the required time period; and (3) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption of public shares as described in the IPO or redeem 100% of the public shares if the Company does not complete the initial Business Combination within the required time period or (B) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity.

In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting of stockholders called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, for their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide the Company’s stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval.

The Company will have only 18 months from the closing of the IPO (the “Combination Period”) to complete the initial Business Combination. If the Company is unable to complete the initial Business Combination within such 18-month period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of common stock and the board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject (in the case of (ii) and (ii) above) to the Company’s obligations to provide for claims of creditors and the requirements of applicable law.

The initial stockholders have agreed to (i) waive their redemption rights with respect to their private shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their private shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their private shares if the company fail to complete the initial Business Combination within the Combination Period.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.20 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. The Company has not asked the Sponsor to reserve for such obligations and therefore believes the Sponsor will be unlikely to satisfy its indemnification obligations if it is required to do so.

However, the Company believes the likelihood of the Sponsor having to indemnify the Trust Account is limited because the Company will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

For the year ended December 31, 2022, the Company withdrew $307,146 from the Trust Account to pay taxes. No amounts were withdrawn in the period ended 2021.

Business Combination Agreement

On December 5, 2022, SportsMap Tech Acquisition Corp., a Delaware corporation (“SportsMap”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among SportsMap, Infrared Cameras Holdings, Inc., a Delaware corporation (“ICI”), and ICH Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of SportsMap (“Merger Sub”).

The Business Combination

The Business Combination Agreement provides that, on the terms and subject to the conditions of the Business Combination Agreement, Merger Sub will merge with and into ICI (the “Merger”) with ICI surviving the Merger as a wholly-owned subsidiary of SportsMap (the “Surviving Company”).

The Business Combination is expected to close in the third quarter of 2023, following the receipt of the required approval of SportsMap’s stockholders and the fulfillment or waiver (if permitted by applicable law) of other customary closing conditions. The closing of the Business Combination is referred to herein as the “Closing”.

Business Combination Consideration

At the effective time of the Merger (the “Effective Time”), in accordance with the terms and subject to the conditions of the Business Combination Agreement:

●	each share of ICI common stock issued and outstanding immediately prior to the Effective Time (other than Dissenting Shares (as defined in the Business Combination Agreement) and shares held immediately prior to the Effective Time by ICI as treasury stock) will be converted into the right to receive such number of shares of SportsMap common stock equal to the Exchange Ratio (as defined below),
●	each option (a “Company Option”) to purchase shares of ICI Class B Common Stock that is outstanding and unexercised immediately prior to the Effective Time, whether vested or unvested, other than any Out-of-the-Money Option (as defined in the Business Combination Agreement) (the “Participating Company Options”), will be converted into an option to purchase a number of shares of SportsMap common stock upon substantially the same terms and conditions (but taking into account any accelerated vesting provided for in ICI’s equity plan or any award agreement by reason of the Business Combination Agreement or the transactions contemplated by the Business Combination Agreement) as are in effect with respect to such Company Option prior to the Effective Time, except that such option shall represent the right to receive a number of shares of SportsMap common stock equal to the number of shares of Company Class B Common Stock subject to such Company Option prior to the Effective Time multiplied by the Exchange Ratio, and the exercise price per share shall be equal to the exercise price per share of such Company Option prior to the Effective Time multiplied by the Exchange Ratio; and each Out-of-the-Money Option will be cancelled and terminated for no consideration;
●	each share of common stock of Merger Sub issued and outstanding immediately prior to the Effective Time will be converted into one share of common stock of the Surviving Company;
●	each share of ICI common stock held immediately prior to the Effective Time by ICI as treasury stock will be cancelled and extinguished for no consideration; and
●	each dissenting share of ICI Common Stock will not convert in the Merger and will be entitled to rely on such rights as are granted pursuant to Delaware law, subject to certain conditions set forth in the Business Combination Agreement and in accordance with applicable law.

The “Exchange Ratio” will be determined by (i) dividing the Adjusted Equity Value by $10, which is the value of one share of Sports Map common stock, and (ii) further dividing the quotient of the calculation in clause (i) by the aggregate number of shares of ICI Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held immediately prior to the Effective Time by ICI as treasury stock) on a fully-diluted basis assuming the exercise of all Participating Company Options any such shares issuable upon exercise of Out-of-the-Money Options, which will be cancelled at the Effective Time. The “Adjusted Equity Value” will be equal to (a) $100,000,000, less (b) the aggregate amount of ICI’s outstanding indebtedness at the Effective Time, plus (c) the aggregate exercise price that would be paid in respect of Participating Company Options if all Participating Company Options were exercised in full immediately prior to the Effective Time, plus (d) all cash and cash equivalents of ICI as of immediately prior to the Effective Time, plus (e) the aggregate principal amount of any convertible promissory notes entered into by ICI on or after the date of the Business Combination Agreement but prior to the Closing in each case on terms and subject to conditions set forth in the Business Combination Agreement.

Pursuant to the Business Combination Agreement, SportsMap will reserve for issuance 2,400,000 shares of SportsMap common stock (the “Earnout Shares”). The Earnout Shares will be issued pro rata to the holders of ICI common stock if either (a) during the period beginning six months after the closing of the Business Combination and ending on December 31, 2024, the common stock of the post-closing public company (“PubCo”) achieves a market price of $12.50 per share for a specified number of days, or the combined company consummates a transaction in which its stockholders have the right to receive consideration implying a value of at least $12.50 per share, or (b) PubCo achieves revenue of $68.5 million during the fiscal year ending December 31, 2024, subject to certain limitations set forth in the Business Combination Agreement.

In addition, the Business Combination Agreement provides that, if ICI raises additional capital by the issuance of convertible promissory notes on or after the date of the Business Combination Agreement but prior to the Closing, such convertible notes will convert into ICI Class A Common Stock (as defined in the Business Combination Agreement) immediately prior to the Effective Time and will convert in the Merger in the same manner as ICI Common Stock.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination, including, but not limited to, (i) by either SportsMap or ICI if the Business Combination is not consummated by June 30, 2023, provided that such date may be extended by ICI by an additional 60 days under certain circumstances set forth in the Business Combination Agreement, (ii) by SportsMap if there is a material breach of the representations, warranties or covenants of ICI, subject to a thirty (30)-day cure period following notice of such breach, and (iii) by ICI upon a material breach of the representations, warranties or covenants of SportsMap, subject to a thirty (30)-day cure period following notice of such breach. If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement, other than customary confidentiality obligations, except in the case of willful breach or fraud.

Contingent Business Combination Fees

As discussed in Note 6, the Company has engaged various parties to assist in the selection and consummation of a Business Combination. These fees are not due or payable until the consummation of a Business Combination. At December 31, 2022, none of these amounts are reported in the Company’s financial statements.

Liquidity and Capital Resources

As of December 31, 2022, the Company had $222,266 in its operating bank account and working capital of $124,865, excluding taxes.

The Company’s liquidity needs through December 31, 2022 were satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the Founder Shares to cover certain offering costs and the loan under an unsecured promissory note from the Sponsor of up to $400,000. The outstanding balance under the promissory note of $323,190 was paid in full and the unsecured promissory note is no longer available to the Company. As of December 31, 2022, no amounts were outstanding under the unsecured promissory note.

After consummation of the IPO on October 21, 2021, the Company had $24,991 in its operating bank account, and working capital of $1,463,454, which included $2,150,000 of private placement proceeds receivable from the Sponsor which was received into the Company’s operating bank account on October 22, 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). As of December 31, 2022, there were no amounts outstanding under any Working Capital Loans.

Going Concern

The Company anticipates that the $222,266 held outside the Trust Account as of December 31, 2022 may not be sufficient to allow the Company to operate for at least 12 months from the issuance of the financial statements, assuming that a business combination is not consummated during that time. Until consummation of its business combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 5) from the initial shareholders, certain of the Company’s officers and directors (see Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the business combination.

The Company can raise additional capital through Working Capital Loans from the initial shareholders, certain of the Company’s officers, and directors (see Note 5), or through loans from third parties. None of the sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of these financial statements.

The Company has until April 20, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by that date, which is less than 12 months from the issuance of these financial statements. If a Business Combination is not consummated by the required date, there will be a mandatory liquidation and subsequent dissolution. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern,” management has determined that mandatory liquidation, and subsequent dissolution, should the Company be unable to complete a business combination, raises substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets and liabilities should the Company be required to liquidate after April 20, 2023.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and Russia-Ukraine war and has concluded that while it is reasonably possible that the virus and war could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.